                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10353

                      Morgan Stanley KLD Social Index Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York          10020
                 (Address of principal executive offices)           (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: November 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY KLD SOCIAL INDEX FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the year ended November 30, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED NOVEMBER 30, 2004

                                          KLD LARGE         LIPPER
                                                CAP      LARGE-CAP
                                         SOCIAL(SM)     CORE FUNDS
 CLASS A  CLASS B   CLASS C   CLASS D      INDEX(1)       INDEX(2)
  10.81%    9.97%    10.12%    11.04%        10.72%         10.06%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. equity markets returned mixed results for the 12 months ending November 30, 2004, facing uncertainty for much of the period but rallying in the final four months. Early in the period, investors remained focused on high-beta sectors (those with volatility greater than that of the Russell 1000 Index) as the threat of interest-rate hikes stayed low, and information technology and other economically sensitive sectors led the market. Investors began to shift assets toward more-defensive stocks after Federal Reserve Board Chairman Alan Greenspan indicated that interest rates would likely rise in the near future and after more mixed economic data came out. In the second half of the period, economic growth was generally stronger than expected. The measured pace at which interest-rate hikes were implemented by the Federal Open Market Committee beginning June 2004 prevented the shift from seriously affecting market performance. The labor market saw some improvement during this time, though the job recovery did not occur at the pace some had expected. Investor confidence was affected by fears of terrorism during the period, but the completion of the two major political conventions and the presidential election eventually provided a bounce for the market. Although rising oil prices were a concern for investors later in the period, the retreat from a high in oil prices at the end of October further helped an equities rally at the end of the period.

While all sectors had positive returns for the 12 months under review, some outperformed others. Energy was the strongest-performing sector, making significant gains as a result of rising oil prices in the second half of the period. Utilities also performed well, as these stocks were helped greatly by rising rates and lower costs of capital resulting from improved balance sheets. Technology stocks underperformed in comparison, hampered by weak IT spending for the period.

PERFORMANCE ANALYSIS

Performance for the period was healthy. Classes A and D of the Fund outperformed both the KLD Large Cap Social(SM) Index* (The KLD Index) and Lipper Large-Cap Core Funds Index. While Class B of the Fund underperformed both benchmarks, Class C only outperformed the Lipper Large-Cap Core Funds Index. A number of holdings across various sectors contributed to the Fund's positive performance for the period, as gains were not limited to any particular part of the market. Although the energy, utilities and basic materials sectors were the top performers for the period, significant contributions were made by holdings in financial services, technology and telecommunications as well. Among them, Microsoft and Johnson & Johnson both made gains in April after their earnings improved, surpassing expectations. AT&T Wireless was helped by the market's positive reaction to its deal with Cingular. Some of the period's strongest performers included Apple, Autodesk, Sirius Satellite, Valero Energy and eBay, which all benefited the Fund to varying degrees. Apple benefited particularly from impressive sales of its iPods over the period, while Valero was able to capitalize on its refining margins. EBay was helped by a pickup in online sales transactions, and Sirius made gains after signing radio talent Howard Stern.

While positive performance was driven by holdings across many sectors, the stocks that hampered the Fund's gains were also not limited to any one sector. Intel was one of the largest detractors from performance, as it suffered from earnings disappointments early in the year. The technology stocks Cisco, Applied Materials and Veritas were all hurt by a drop in overall technology spending and unexpectedly low earnings for the sector as a whole. Within health care, Merck became a hindrance on performance after suffering from problems that led to the recall of its drug Vioxx.

* THE KLD LARGE CAP SOCIAL(SM) INDEX IS DERIVED FROM THE CONSTITUENTS OF THE RUSSELL 1000 INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE KLD LARGE CAP SOCIAL(SM) INDEX (KLD INDEX) IS A SERVICE MARK OF KLD RESEARCH & ANALYTICS, INC.
(KLD). MORGAN STANLEY KLD SOCIAL INDEX FUND IS NOT PROMOTED OR ENDORSED BY, OR IN ANY WAY AFFILIATED WITH KLD. KLD IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUND OR ANY ASSOCIATED LITERATURE OR PUBLICATIONS. KLD MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. THE KLD INDEX IS DERIVED FROM THE CONSTITUENTS OF THE RUSSELL 1000 INDEX. THE RUSSELL 1000 INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY (FRC). THE USE OF THE RUSSELL 1000 INDEX AS THE UNIVERSE FOR THE KLD INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRC AS TO THE ATTRACTIVENESS OF THE KLD INDEX OR OF THE INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 1000 INDEX OR KLD INDEX ARE BASED.

THE INVESTMENT PERFORMANCE OF THE KLD SOCIAL INDEX DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE FUND'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

   TOP 10 HOLDINGS

   Microsoft Corp.                              3.2%
   Johnson & Johnson                            2.3
   International Business Machines Corp.        2.1
   American International Group, Inc.           1.9
   Intel Corp.                                  1.9
   Procter & Gamble Co. (The)                   1.8
   J.P. Morgan Chase & Co.                      1.7
   Cisco Systems, Inc.                          1.6
   Verizon Communications, Inc.                 1.5
   Wells Fargo & Co.                            1.3

   TOP FIVE INDUSTRIES

   Packaged Software                            4.8%
   Major Banks                                  4.2
   Major Telecommunications                     4.0
   Semiconductors                               3.7
   Household/Personal Care                      3.5

DATA AS OF NOVEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE KLD INDEX, AN INDEX COMPRISED OF STOCKS THAT MEET CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS A COMMON STOCK INDEX COMPRISED OF THE STOCKS OF U.S. COMPANIES WHICH ARE WEIGHTED ACCORDING TO MARKET CAPITALIZATION. THE KLD INDEX WAS DEVELOPED BY KLD RESEARCH & ANALYTICS, INC. ("KLD") BASED ON CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA. THE KLD INDEX IS DERIVED BY KLD FROM THE CONSTITUENTS OF THE RUSSELL 1000(R) INDEX. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE UNITED STATES AND IS CONSIDERED REPRESENTATIVE OF THE UNITED STATES LARGE CAPITALIZATION SECURITIES MARKET. THE RUSSELL 1000 INDEX IS RECONSTITUTED ANNUALLY ON JUNE 30.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED NOVEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

                         CLASS A^        CLASS B^        CLASS C^        CLASS D^       KLD INDEX(1)     LIPPER(2)
                       -------------   -------------   -------------   -------------   -------------   -------------
July 13, 2001          $       9,475   $      10,000   $      10,000   $      10,000   $      10,000   $      10,000
August 31, 2001        $       8,783   $       9,260   $       9,260   $       9,270   $       9,272   $       9,403
November 30, 2001      $       8,897   $       9,360   $       9,360   $       9,400   $       9,407   $       9,477
February 28, 2002      $       8,524   $       8,945   $       8,946   $       9,004   $       9,015   $       9,275
May 31, 2002           $       8,334   $       8,735   $       8,736   $       8,812   $       8,822   $       9,023
August 31, 2002        $       7,048   $       7,374   $       7,382   $       7,464   $       7,485   $       7,840
November 30, 2002      $       7,362   $       7,684   $       7,683   $       7,786   $       7,848   $       7,969
February 28, 2003      $       6,638   $       6,908   $       6,914   $       7,025   $       7,080   $       7,254
May 31, 2003           $       7,635   $       7,936   $       7,946   $       8,090   $       8,203   $       8,234
August 31, 2003        $       8,061   $       8,360   $       8,361   $       8,540   $       8,683   $       8,610
November 30, 2003      $       8,593   $       8,894   $       8,898   $       9,114   $       9,258   $       8,990
February 29, 2004      $       9,210   $       9,528   $       9,524   $       9,778   $       9,939   $       9,668
May 31, 2004           $       9,102   $       9,386   $       9,392   $       9,654   $       9,796   $       9,464
August 31, 2004        $       8,878   $       9,134   $       9,148   $       9,427   $       9,529   $       9,298
November 30, 2004      $       9,522   $       9,587   $       9,798   $      10,120   $      10,250   $       9,894

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2004

                  CLASS A SHARES*      CLASS B SHARES**    CLASS C SHARES+       CLASS D SHARES++
                 (SINCE 07/13/01)     (SINCE 07/13/01)    (SINCE 07/13/01)      (SINCE 07/13/01)
  SYMBOL                   SIXAX                SIXBX               SIXCX                 SIXDX
  1 YEAR                   10.81%(3)             9.97%(3)           10.12%(3)             11.04%(3)
                            5.00(4)              4.97(4)             9.12(4)                 --

  SINCE INCEPTION           0.15(3)             (0.65)(3)           (0.60)(3)              0.35(3)
                           (1.44)(4)            (1.24)(4)           (0.60)(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE KLD LARGE CAP SOCIAL(SM) INDEX BEGINS WITH THE RUSSELL 1000(R) INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. THE INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LARGE-CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER LARGE-CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2004.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 - 11/30/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                           06/01/04 -
                                                                      06/01/04          11/30/04            11/30/04
                                                                   -------------     -------------      ---------------
CLASS A
Actual (4.61% return)                                               $   1,000.00     $   1,046.10          $   1.28
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,023.75          $   1.26

CLASS B
Actual (4.20% return)                                               $   1,000.00     $   1,042.00          $   5.11
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,020.00          $   5.05

CLASS C
Actual (4.32% return)                                               $   1,000.00     $   1,043.20          $   5.11
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,020.00          $   5.05

CLASS D
Actual (4.82% return)                                               $   1,000.00     $   1,048.20          $   0.00
Hypothetical (5% annual return before expenses)                     $   1,000.00     $   1,025.00          $   0.00

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.25%, 1.00%, 1.00% AND 0% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 3.53%, 4.28%, 4.28% AND 3.28%, RESPECTIVELY.

MORGAN STANLEY KLD SOCIAL INDEX FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
                COMMON STOCKS (91.5%)
                ADVERTISING/MARKETING
                SERVICES (0.3%)
         271    Lamar Advertising Co.
                 (Class A)*                                                    $        10,688
         494    Omnicom Group, Inc.                                                     40,014
                                                                               ---------------
                                                                                        50,702
                                                                               ---------------
                AIR FREIGHT/COURIERS (1.1%)
         261    C.H. Robinson Worldwide, Inc.                                           14,029
         256    Expeditors International of
                 Washington, Inc.                                                       13,635
         761    FedEx Corp.                                                             72,318
       1,456    United Parcel Service, Inc.
                 (Class B)                                                             122,522
                                                                               ---------------
                                                                                       222,504
                                                                               ---------------
                AIRLINES (0.2%)
       2,183    Southwest Airlines Co.                                                  34,339
                                                                               ---------------
                APPAREL/FOOTWEAR (0.2%)
         490    Coach, Inc.*                                                            24,421
         340    Liz Claiborne, Inc.                                                     13,964
                                                                               ---------------
                                                                                        38,385
                                                                               ---------------
                APPAREL/FOOTWEAR RETAIL (0.7%)
         207    Chico's FAS, Inc.*                                                       7,990
         540    Foot Locker, Inc.                                                       14,029
       1,634    Gap, Inc. (The)                                                         35,703
       1,054    Limited Brands, Inc.                                                    25,760
         280    Nordstrom, Inc.                                                         12,250
         442    Ross Stores, Inc.                                                       11,890
       1,256    TJX Companies, Inc. (The)                                               29,566
                                                                               ---------------
                                                                                       137,188
                                                                               ---------------
                AUTO PARTS: O.E.M. (0.4%)
         290    Autoliv, Inc.                                                           13,554
         436    Dana Corp.                                                               7,129
       1,574    Delphi Corp.                                                            14,166
         287    Gentex Corp.                                                             9,276
         536    Johnson Controls, Inc.                                                  32,910
         200    Lear Corp.                                                              11,600
                                                                               ---------------
                                                                                        88,635
                                                                               ---------------
                BEVERAGES: NON-ALCOHOLIC (1.2%)
       5,374    Coca-Cola Co. (The)                                            $       211,252
         568    Coca-Cola Enterprises Inc.                                              11,814
         412    Pepsi Bottling Group, Inc. (The)                                        11,544
                                                                               ---------------
                                                                                       234,610
                                                                               ---------------
                BIOTECHNOLOGY (1.9%)
       3,301    Amgen Inc.*                                                            198,192
         865    Biogen Idec Inc.*                                                       50,758
         155    Cephalon, Inc.*                                                          7,367
         577    Genzyme Corp.*                                                          32,318
       1,090    Gilead Sciences, Inc.*                                                  37,561
         158    Invitrogen Corp.*                                                        9,559
         654    MedImmune, Inc.*                                                        17,396
         913    Millennium
                 Pharmaceuticals, Inc.*                                                 11,522
         104    OSI Pharmaceuticals Inc.*                                                4,948
                                                                               ---------------
                                                                                       369,621
                                                                               ---------------

                BROADCASTING (0.3%)
       3,209    Sirius Satellite Radio Inc.*                                            21,308
         623    Univision Communications Inc.
                 (Class A)*                                                             18,752
         354    XM Satellite Radio Holdings Inc.
                 (Class A)*                                                             13,066
                                                                               ---------------
                                                                                        53,126
                                                                               ---------------

                BUILDING PRODUCTS (0.3%)
         597    American Standard
                 Companies, Inc.*                                                       23,247
       1,134    Masco Corp.                                                             39,996
                                                                               ---------------
                                                                                        63,243
                                                                               ---------------

                CABLE/SATELLITE TV (1.4%)
       5,456    Comcast Corp. (Class A)*                                               163,898
         578    Cox Communications, Inc.
                 (Class A)*                                                             20,039
       6,981    Liberty Media Corp. (Class A)*                                          72,114
         340    Liberty Media International, Inc.
                 (Class A)*                                                             14,640
                                                                               ---------------
                                                                                       270,691
                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
                CHEMICALS: MAJOR
                DIVERSIFIED (0.2%)
         801    Engelhard Corp.                                                $        23,942
         298    Rohm & Haas Co.                                                         13,139
                                                                               ---------------
                                                                                        37,081
                                                                               ---------------
                CHEMICALS: SPECIALTY (0.4%)
         579    Air Products & Chemicals, Inc.                                          33,148
         828    Praxair, Inc.                                                           37,177
         256    Sigma-Aldrich Corp.                                                     15,291
                                                                               ---------------
                                                                                        85,616
                                                                               ---------------
                COMMERCIAL PRINTING/
                FORMS (0.1%)
         619    Donnelley (R.R.) & Sons Co.                                             21,479
                                                                               ---------------
                COMPUTER
                COMMUNICATIONS (2.0%)
       1,213    Avaya Inc.*                                                             19,918
      17,228    Cisco Systems, Inc.*                                                   322,336
       1,482    Juniper Networks, Inc.*                                                 40,799
         305    QLogic Corp.*                                                           10,489
                                                                               ---------------
                                                                                       393,542
                                                                               ---------------
                COMPUTER PERIPHERALS (0.8%)
       6,166    EMC Corp.*                                                              82,748
         331    Lexmark International, Inc.*                                            28,102
         799    Network Appliance, Inc.*                                                24,098
         300    Storage Technology Corp.*                                                8,742
         190    Zebra Technologies Corp.
                 (Class A)*                                                              9,553
                                                                               ---------------
                                                                                       153,243
                                                                               ---------------
                COMPUTER PROCESSING
                HARDWARE (2.8%)
         968    Apple Computer, Inc.*                                                   64,905
       6,450    Dell Inc.*                                                             261,354
       7,775    Hewlett-Packard Co.                                                    155,500
         229    NCR Corp.*                                                              13,678
       8,482    Sun Microsystems, Inc.*                                                 47,075
                                                                               ---------------
                                                                                       542,512
                                                                               ---------------
                CONSTRUCTION MATERIALS (0.1%)
         261    Vulcan Materials Co.                                                    13,533
                                                                               ---------------
                CONTAINERS/PACKAGING (0.2%)
         387    Pactiv Corp.*                                                  $         9,617
         219    Sealed Air Corp.*                                                       11,259
         157    Temple-Inland, Inc.                                                      9,355
                                                                               ---------------
                                                                                        30,231
                                                                               ---------------
                CONTRACT DRILLING (0.2%)
         555    ENSCO International Inc.                                                17,377
         620    Patterson-UTI Energy, Inc.                                              12,400
         215    Rowan Companies, Inc.*                                                   5,569
                                                                               ---------------
                                                                                        35,346
                                                                               ---------------
                DATA PROCESSING SERVICES (0.8%)
       1,511    Automatic Data Processing, Inc.                                         68,796
         591    Ceridian Corp.*                                                         11,176
         236    DST Systems, Inc.*                                                      11,505
         493    Fiserv, Inc.*                                                           18,985
         825    Paychex, Inc.                                                           27,357
         773    SunGard Data Systems Inc.*                                              20,492
                                                                               ---------------
                                                                                       158,311
                                                                               ---------------
                DEPARTMENT STORES (0.6%)
         764    Kohl's Corp.*                                                           35,266
         752    May Department Stores Co.                                               21,146
         649    Penney (J.C.) Co., Inc.                                                 25,052
         641    Sears, Roebuck & Co.                                                    33,351
                                                                               ---------------
                                                                                       114,815
                                                                               ---------------
                DISCOUNT STORES (1.1%)
       1,169    Costco Wholesale Corp.                                                  56,813
         777    Dollar General Corp.                                                    15,346
         273    Dollar Tree Stores, Inc.*                                                7,598
         414    Family Dollar Stores, Inc.                                              12,130
       2,326    Target Corp.                                                           119,138
                                                                               ---------------
                                                                                       211,025
                                                                               ---------------
                DRUGSTORE CHAINS (0.7%)
       1,012    CVS Corp.                                                               45,914
       2,610    Walgreen Co.                                                            99,650
                                                                               ---------------
                                                                                       145,564
                                                                               ---------------
                ELECTRIC UTILITIES (0.2%)
       1,606    AES Corp. (The)*                                                        19,658
         133    Allete Inc.                                                              4,841

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
         600    Pepco Holdings, Inc.                                           $        12,804
                                                                               ---------------
                                                                                        37,303
                                                                               ---------------
                ELECTRICAL PRODUCTS (0.6%)
         461    American Power
                 Conversion Corp.                                                        9,745
       1,074    Emerson Electric Co.                                                    71,765
         253    Energizer Holdings, Inc.*                                               11,815
         116    Hubbell, Inc. (Class B)                                                  5,638
         504    Molex Inc.                                                              13,895
                                                                               ---------------
                                                                                       112,858
                                                                               ---------------
                ELECTRONIC COMPONENTS (0.2%)
         586    Jabil Circuit, Inc.*                                                    14,685
         378    SanDisk Corp.*                                                           8,535
       2,800    Solectron Corp.*                                                        17,500
         472    Vishay Intertechnology, Inc.*                                            6,896
                                                                               ---------------
                                                                                        47,616
                                                                               ---------------
                ELECTRONIC DISTRIBUTORS (0.1%)
         400    Arrow Electronics, Inc.*                                                 9,812
         209    CDW Corp.                                                               13,736
                                                                               ---------------
                                                                                        23,548
                                                                               ---------------
                ELECTRONIC EQUIPMENT/
                INSTRUMENTS (0.5%)
         285    Diebold, Inc.                                                           15,162
       4,254    JDS Uniphase Corp.*                                                     13,485
         360    Scientific-Atlanta, Inc.                                                10,663
         381    Tektronix, Inc.                                                         11,952
         460    Thermo Electron Corp.*                                                  13,915
       1,995    Xerox Corp.*                                                            30,564
                                                                               ---------------
                                                                                        95,741
                                                                               ---------------
                ELECTRONIC PRODUCTION
                EQUIPMENT (0.7%)
       4,295    Applied Materials, Inc.*                                                71,469
         770    Cadence Design
                 Systems, Inc.*                                                         10,580
         539    KLA-Tencor Corp.*                                                       24,287
         593    Lam Research Corp.*                                                     15,424
         391    Novellus Systems, Inc.*                                                 10,533
         357    Synopsys, Inc.*                                                          6,294
                                                                               ---------------
                                                                                       138,587
                                                                               ---------------
                ELECTRONICS/APPLIANCE
                STORES (0.3%)
         674    Best Buy Co., Inc.                                             $        38,000
         631    Circuit City Stores - Circuit
                 City Group                                                              9,838
         597    RadioShack Corp.                                                        18,847
                                                                               ---------------
                                                                                        66,685
                                                                               ---------------
                ELECTRONICS/APPLIANCES (0.2%)
         170    Harman International
                 Industries, Inc.                                                       20,885
         219    Whirlpool Corp.                                                         14,136
                                                                               ---------------
                                                                                        35,021
                                                                               ---------------
                FINANCE/RENTAL/LEASING (3.0%)
         325    Allied Capital Corp.                                                     8,977
         610    Capital One Financial Corp.                                             47,934
         539    CIT Group, Inc.                                                         23,042
       1,423    Countrywide Financial Corp.                                             47,258
         337    Doral Financial Corp.
                 (Puerto Rico)                                                          15,637
       2,469    Fannie Mae                                                             169,620
       1,754    Freddie Mac                                                            119,728
       2,894    MBNA Corp.                                                              76,865
         809    Providian Financial Corp.*                                              12,984
         138    Ryder System, Inc.                                                       7,402
       1,118    SLM Corp.                                                               57,208
                                                                               ---------------
                                                                                       586,655
                                                                               ---------------
                FINANCIAL CONGLOMERATES (3.2%)
       2,875    American Express Co.                                                   160,166
       9,079    J.P. Morgan Chase & Co.                                                341,824
         813    Principal Financial Group, Inc.                                         30,634
       1,364    Prudential Financial, Inc.                                              66,768
         832    State Street Corp.                                                      37,074
                                                                               ---------------
                                                                                       636,466
                                                                               ---------------
                FINANCIAL PUBLISHING/
                SERVICES (0.4%)
         230    Dun & Bradstreet Corp.*                                                 13,653
         508    McGraw-Hill Companies,
                 Inc. (The)                                                             44,567
         334    Moody's Corp.                                                           26,970
                                                                               ---------------
                                                                                        85,190
                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
                FOOD DISTRIBUTORS (0.3%)
       1,627    SYSCO Corp.                                                    $        56,538
                                                                               ---------------
                FOOD RETAIL (0.5%)
         974    Albertson's, Inc.                                                       24,642
       1,919    Kroger Co.*                                                             31,049
       1,206    Safeway Inc.*                                                           23,252
         408    Supervalu, Inc.                                                         12,889
         129    Whole Foods Market, Inc.                                                11,709
                                                                               ---------------
                                                                                       103,541
                                                                               ---------------
                FOOD: MAJOR DIVERSIFIED (1.7%)
         560    Campbell Soup Co.                                                       15,977
         738    General Mills, Inc.                                                     33,572
         978    Heinz (H.J.) Co.                                                        36,342
         621    Kellogg Co.                                                             27,138
       4,349    PepsiCo, Inc.                                                          217,058
                                                                               ---------------
                                                                                       330,087
                                                                               ---------------
                FOOD: MEAT/FISH/DAIRY (0.1%)
         391    Dean Foods Co.*                                                         12,383
                                                                               ---------------
                FOOD: SPECIALTY/CANDY (0.4%)
         464    Hershey Foods Corp.                                                     24,035
         349    McCormick & Co., Inc.
                 (Non-Voting)                                                           12,721
         100    Smucker (J.M.) Co.                                                       4,548
         406    Wrigley (Wm.) Jr. Co.                                                   27,933
                                                                               ---------------
                                                                                        69,237
                                                                               ---------------
                GAS DISTRIBUTORS (0.4%)
         397    Equitable Resources, Inc.                                               23,621
         487    KeySpan Corp.                                                           19,246
         811    NiSource, Inc.                                                          17,672
         300    Questar Corp.                                                           15,243
                                                                               ---------------
                                                                                        75,782
                                                                               ---------------
                HOME BUILDING (0.4%)
         342    Centex Corp.                                                            17,945
         675    D.R. Horton, Inc.                                                       23,767
         130    KB Home                                                                 11,426
         298    Lennar Corp. (Class A)                                                  13,389
         271    Pulte Homes, Inc.                                                       14,975
                                                                               ---------------
                                                                                        81,502
                                                                               ---------------
                HOME FURNISHINGS (0.2%)
         564    Leggett & Platt, Inc.                                          $        16,836
         160    Mohawk Industries, Inc.*                                                14,032
         704    Newell Rubbermaid, Inc.                                                 16,248
                                                                               ---------------
                                                                                        47,116
                                                                               ---------------
                HOME IMPROVEMENT
                CHAINS (1.8%)
         200    Fastenal Co.                                                            12,232
       5,712    Home Depot, Inc. (The)                                                 238,476
       2,003    Lowe's Companies, Inc.                                                 110,826
                                                                               ---------------
                                                                                       361,534
                                                                               ---------------
                HOSPITAL/NURSING
                MANAGEMENT (0.2%)
         709    Health Management Associates,
                 Inc. (Class A)                                                         15,662
         312    Manor Care, Inc.                                                        10,748
         192    Triad Hospitals, Inc.*                                                   7,045
                                                                               ---------------
                                                                                        33,455
                                                                               ---------------
                HOUSEHOLD/PERSONAL CARE (3.5%)
         214    Alberto-Culver Co. (Class B)                                             9,908
       1,202    Avon Products, Inc.                                                     45,123
         415    Clorox Co. (The)                                                        22,875
       1,355    Colgate-Palmolive Co.                                                   62,317
         310    Estee Lauder Companies, Inc.
                 (The) (Class A)                                                        13,528
       2,556    Gillette Co. (The)                                                     111,160
       1,277    Kimberly-Clark Corp.                                                    81,230
       6,550    Procter & Gamble Co. (The)                                             350,294
                                                                               ---------------
                                                                                       696,435
                                                                               ---------------
                INDUSTRIAL CONGLOMERATES (0.9%)
       1,992    3M Co.                                                                 158,543
         218    SPX Corp.                                                                8,962
                                                                               ---------------
                                                                                       167,505
                                                                               ---------------
                INDUSTRIAL MACHINERY (0.3%)
         674    Illinois Tool Works Inc.                                                63,511
                                                                               ---------------
                INDUSTRIAL SPECIALTIES (0.1%)
         510    Ecolab Inc.                                                             17,840
                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY
                SERVICES (2.5%)
         471    Citrix Systems, Inc.*                                          $        11,120
         372    Cognizant Technology
                 Solutions Corp.*                                                       14,184
       1,297    Electronic Data Systems Corp.                                           29,118
       4,294    International Business
                 Machines Corp.                                                        404,667
         918    PeopleSoft, Inc.*                                                       21,674
         846    Unisys Corp.*                                                            9,720
                                                                               ---------------
                                                                                       490,483
                                                                               ---------------
                INSURANCE BROKERS/
                SERVICES (0.2%)
         189    Gallagher (Arthur J.) & Co.                                              5,793
       1,333    Marsh & McLennan
                 Companies,Inc.                                                         38,110
                                                                               ---------------
                                                                                        43,903
                                                                               ---------------
                INTERNET RETAIL (0.3%)
         788    Amazon.com, Inc.*                                                       31,268
       1,055    IAC/InterActiveCorp.*                                                   26,048
                                                                               ---------------
                                                                                        57,316
                                                                               ---------------
                INTERNET SOFTWARE/
                SERVICES (0.8%)
         900    BEA Systems, Inc.*                                                       7,272
       1,089    Siebel Systems, Inc.*                                                   10,977
         641    VeriSign, Inc.*                                                         21,089
       2,916    Yahoo! Inc.*                                                           109,700
                                                                               ---------------
                                                                                       149,038
                                                                               ---------------
                INVESTMENT BANKS/BROKERS (1.5%)
         577    Ameritrade Holding Corp.*                                                8,038
         300    Edwards (A.G.), Inc.                                                    11,730
         833    Goldman Sachs Group, Inc.
                 (The)                                                                  87,265
         285    Legg Mason, Inc.                                                        19,420
       2,441    Merrill Lynch & Co., Inc.                                              135,988
       2,559    Schwab (Charles) Corp. (The)                                            27,586
                                                                               ---------------
                                                                                       290,027
                                                                               ---------------
                INVESTMENT MANAGERS (0.5%)
         284    Eaton Vance Corp.
                 (Non-Voting)                                                           13,618
         409    Franklin Resources, Inc.                                       $        26,843
         100    Investors Financial
                 Services Corp.                                                          4,384
         633    Janus Capital Group, Inc.                                               10,476
       1,102    Mellon Financial Corp.                                                  32,200
         267    Price (T.) Rowe Group, Inc.                                             15,796
                                                                               ---------------
                                                                                       103,317
                                                                               ---------------
                LIFE/HEALTH INSURANCE (0.5%)
       1,295    AFLAC, Inc.                                                             48,718
         376    Jefferson-Pilot Corp.                                                   18,495
         484    Lincoln National Corp.                                                  22,274
         693    UnumProvident Corp.                                                     10,790
                                                                               ---------------
                                                                                       100,277
                                                                               ---------------
                MAJOR BANKS (4.2%)
       1,430    BB&T Corp.                                                              60,703
         475    Comerica, Inc.                                                          29,213
       1,115    KeyCorp                                                                 37,118
       1,514    National City Corp.                                                     56,139
         725    PNC Financial Services Group                                            39,440
         852    Popular, Inc.                                                           22,578
       1,174    Regions Financial Corp.                                                 41,078
         835    SunTrust Banks, Inc.                                                    59,536
         170    UnionBanCal Corp.                                                       10,511
       4,097    Wachovia Corp.                                                         212,020
       4,300    Wells Fargo & Co.                                                      265,611
                                                                               ---------------
                                                                                       833,947
                                                                               ---------------
                MAJOR TELECOMMUNICATIONS (4.0%)
         849    ALLTEL Corp.                                                            48,130
       2,022    AT&T Corp.                                                              37,003
       4,674    BellSouth Corp.                                                        125,357
       8,438    SBC Communications, Inc.                                               212,384
       3,634    Sprint Corp. (FON Group)                                                82,891
       7,059    Verizon Communications Inc.                                            291,043
                                                                               ---------------
                                                                                       796,808
                                                                               ---------------
                MANAGED HEALTH CARE (2.0%)
         388    Aetna, Inc.                                                             45,982
         352    Anthem, Inc.*                                                           35,668
       1,296    Caremark Rx, Inc.*                                                      46,345

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
         360    CIGNA Corp.                                                    $        25,207
         190    Coventry Health Care, Inc.*                                              9,430
         392    Health Net Inc.*                                                        10,670
         461    Humana, Inc.*                                                           11,442
         230    PacifiCare Health
                 Systems, Inc.*                                                         11,132
       1,701    UnitedHealth Group Inc.                                                140,928
         396    WellPoint Health
                 Networks, Inc.*                                                        49,540
                                                                               ---------------
                                                                                       386,344
                                                                               ---------------
                MEDIA CONGLOMERATES (1.7%)
       5,229    Disney (Walt) Co. (The)                                                140,555
      11,176    Time Warner, Inc.*                                                     197,927
                                                                               ---------------
                                                                                       338,482
                                                                               ---------------
                MEDICAL DISTRIBUTORS (0.5%)
       1,103    Cardinal Health, Inc.                                                   57,665
         131    Henry Schein, Inc.*                                                      8,538
         709    McKesson Corp.                                                          20,951
         310    Patterson Companies Inc.*                                               12,667
                                                                               ---------------
                                                                                        99,821
                                                                               ---------------
                MEDICAL SPECIALTIES (3.2%)
         585    Applera Corp. - Applied
                 Biosystems Group                                                       11,992
         370    Bard (C.R.), Inc.                                                       22,167
         168    Bausch & Lomb, Inc.                                                      9,892
       1,561    Baxter International, Inc.                                              49,406
         176    Beckman Coulter, Inc.                                                   11,521
         665    Becton, Dickinson & Co.                                                 36,429
         668    Biomet, Inc.                                                            31,977
       1,685    Boston Scientific Corp.*                                                58,655
         259    Cytyc Corp.*                                                             6,951
         242    DENTSPLY International, Inc.                                            12,732
         325    Fisher Scientific
                 International, Inc.*                                                   18,375
         799    Guidant Corp.                                                           51,799
         182    Hillenbrand Industries, Inc.                                            10,010
       3,088    Medtronic, Inc.                                                        148,378
         904    St. Jude Medical, Inc.*                                                 34,478
         729    Stryker Corp.                                                  $        32,069
         488    Varian Medical Systems, Inc.*                                           20,535
         324    Waters Corp.*                                                           15,118
         621    Zimmer Holdings, Inc.*                                                  50,674
                                                                               ---------------
                                                                                       633,158
                                                                               ---------------
                MEDICAL/NURSING SERVICES (0.1%)
         402    DaVita, Inc.*                                                           13,355
         290    Lincare Holdings, Inc.*                                                 11,191
                                                                               ---------------
                                                                                        24,546
                                                                               ---------------
                MISCELLANEOUS COMMERCIAL
                SERVICES (0.2%)
         400    Adesa Inc.                                                               7,984
         282    Iron Mountain Inc.*                                                      8,497
         600    Sabre Holdings Corp.                                                    13,848
                                                                               ---------------
                                                                                        30,329
                                                                               ---------------
                MISCELLANEOUS
                MANUFACTURING (0.1%)
         380    Pentair, Inc.                                                           15,208
                                                                               ---------------
                MOTOR VEHICLES (0.2%)
         757    Harley-Davidson, Inc.                                                   43,770
                                                                               ---------------
                MULTI-LINE INSURANCE (2.2%)
       5,855    American International
                 Group, Inc.                                                           370,914
         744    Hartford Financial
                 Services Group, Inc. (The)                                             47,616
         421    Safeco Corp.                                                            20,406
                                                                               ---------------
                                                                                       438,936
                                                                               ---------------
                OFFICE EQUIPMENT/SUPPLIES (0.2%)
         275    Avery Dennison Corp.                                                    16,131
         671    Pitney Bowes, Inc.                                                      29,370
                                                                               ---------------
                                                                                        45,501
                                                                               ---------------
                OIL & GAS PIPELINES (0.2%)
         312    Kinder Morgan, Inc.                                                     21,622
       1,268    Williams Companies, Inc. (The)                                          21,137
                                                                               ---------------
                                                                                        42,759
                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
                OIL & GAS PRODUCTION (1.3%)
         664    Anadarko Petroleum Corp.                                       $        46,214
         812    Apache Corp.                                                            43,897
       1,178    Chesapeake Energy Corp.                                                 21,204
       1,220    Devon Energy Corp.                                                      50,532
         362    EOG Resources, Inc.                                                     27,175
         190    Newfield Exploration Co.*                                               11,942
         254    Noble Energy, Inc.                                                      16,203
         306    Pioneer Natural Resources Co.                                           10,771
         200    Pogo Producing Co.                                                      10,100
         651    XTO Energy Inc.                                                         23,664
                                                                               ---------------
                                                                                       261,702
                                                                               ---------------
                OIL REFINING/MARKETING (0.3%)
         227    Sunoco, Inc.                                                            18,741
         704    Valero Energy Corp.                                                     32,940
                                                                               ---------------
                                                                                        51,681
                                                                               ---------------
                OILFIELD SERVICES/
                EQUIPMENT (0.1%)
         145    National-Oilwell, Inc.*                                                  5,249
         287    Smith International, Inc.*                                              17,384
                                                                               ---------------
                                                                                        22,633
                                                                               ---------------
                OTHER CONSUMER SERVICES (1.0%)
         390    Apollo Group, Inc. (Class A)*                                           31,083
         284    Career Education Corp.*                                                 11,048
       1,323    eBay Inc.*                                                             148,771
                                                                               ---------------
                                                                                       190,902
                                                                               ---------------
                PACKAGED SOFTWARE (4.8%)
         608    Adobe Systems, Inc.                                                     36,820
         358    Autodesk, Inc.                                                          23,417
         664    BMC Software, Inc.*                                                     12,337
       1,069    Compuware Corp.*                                                         6,168
         465    Intuit Inc.*                                                            19,456
         247    Mercury Interactive Corp.*                                              11,266
      23,379    Microsoft Corp.**                                                      626,791
         985    Novell, Inc.*                                                            6,009
       9,623    Oracle Corp.*                                                          121,827
         317    Red Hat, Inc.*                                                           4,590
         794    Symantec Corp.*                                                         50,665
       1,116    VERITAS Software Corp.*                                                 24,440
                                                                               ---------------
                                                                                       943,786
                                                                               ---------------
                PERSONNEL SERVICES (0.1%)
         270    Manpower, Inc.                                                 $        13,060
         552    Robert Half International, Inc.                                         14,920
                                                                               ---------------
                                                                                        27,980
                                                                               ---------------
                PHARMACEUTICALS: GENERIC
                DRUGS (0.2%)
         204    Barr Pharmaceuticals Inc.*                                               7,966
         736    Mylan Laboratories, Inc.                                                13,366
         473    Watson Pharmaceuticals, Inc.*                                           13,741
                                                                               ---------------
                                                                                        35,073
                                                                               ---------------
                PHARMACEUTICALS: MAJOR (3.1%)
       7,564    Johnson & Johnson                                                      456,261
       5,662    Merck & Co., Inc.                                                      158,649
                                                                               ---------------
                                                                                       614,910
                                                                               ---------------
                PHARMACEUTICALS: OTHER (0.4%)
         330    Allergan, Inc.                                                          24,255
         937    Forest Laboratories, Inc.*                                              36,515
         757    King Pharmaceuticals, Inc.*                                              9,425
         203    Sepracor, Inc.*                                                          9,035
                                                                               ---------------
                                                                                        79,230
                                                                               ---------------
                PROPERTY - CASUALTY
                INSURERS (0.9%)
         268    Berkley (W.R.) Corp.                                                    12,154
         483    Chubb Corp. (The)                                                       36,809
         525    Cincinnati Financial Corp.                                              23,520
         553    Progressive Corp. (The)                                                 50,317
       1,699    St. Paul Travelers Companies,
                 Inc. (The)                                                             61,980
                                                                               ---------------
                                                                                       184,780
                                                                               ---------------
                PUBLISHING: NEWSPAPERS (0.3%)
         372    New York Times Co. (The)
                 (Class A)                                                              15,252
         162    Scripps (E.W.) Co. (Class A)                                             7,572
         633    Tribune Co.                                                             27,453
          18    Washington Post Co. (The)
                 (Class B)                                                              16,884
                                                                               ---------------
                                                                                        67,161
                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
                PULP & PAPER (0.1%)
         526    MeadWestvaco Corp.                                             $        17,700
                                                                               ---------------
                RAILROADS (0.2%)
         999    Norfolk Southern Corp.                                                  34,296
                                                                               ---------------
                REAL ESTATE INVESTMENT
                TRUSTS (1.8%)
         440    Archstone-Smith Trust                                                   16,060
         340    Boston Properties, Inc.                                                 20,461
         352    Catellus Development Corp.                                              11,053
         199    Developers Diversified
                 Realty Corp.                                                            8,567
         492    Duke Realty Corp.                                                       16,998
       1,068    Equity Office Properties Trust                                          29,317
         772    Equity Residential                                                      26,024
         636    General Growth Properties, Inc.                                         21,821
         460    Health Care Property
                 Investors, Inc.                                                        12,342
         172    Hospitality Properties Trust                                             7,730
       1,024    Host Marriott Corp.                                                     16,036
         423    iStar Financial Inc.                                                    18,570
         380    Kimco Realty Corp.                                                      21,614
         340    Liberty Property Trust                                                  13,940
         104    Mack-Cali Realty Corp.                                                   4,549
         300    New Plan Excel Realty Trust                                              7,944
         629    Plum Creek Timber Co., Inc.                                             23,273
         533    ProLogis Trust                                                          21,442
         315    Public Storage, Inc.                                                    16,815
         408    Simon Property Group, Inc.                                              25,329
         275    Vornado Realty Trust                                                    20,212
                                                                               ---------------
                                                                                       360,097
                                                                               ---------------
                RECREATIONAL PRODUCTS (0.4%)
         259    Brunswick Corp.                                                         12,644
         751    Electronic Arts Inc.*                                                   36,724
       1,299    Mattel, Inc.                                                            24,616
                                                                               ---------------
                                                                                        73,984
                                                                               ---------------
                REGIONAL BANKS (2.5%)
         908    AmSouth Bancorporation                                                  23,545
         100    Bank of Hawaii Corp.                                                     4,855
         575    Banknorth Group, Inc.                                                   20,683
         113    City National Corp.                                            $         7,729
         258    Colonial BancGroup, Inc. (The)                                           5,477
         184    Commerce Bancorp, Inc.                                                  11,495
         427    Compass Bancshares, Inc.                                                19,881
       1,227    Fifth Third Bancorp                                                     61,792
         382    First Horizon National Corp.                                            16,693
         949    Hibernia Corp. (Class A)                                                27,445
         178    M&T Bank Corp.                                                          18,763
         566    Marshall & Ilsley Corp.                                                 23,597
       1,198    North Fork Bancorporation, Inc.                                         34,502
         557    Northern Trust Corp.                                                    26,201
         776    Synovus Financial Corp.                                                 20,952
         372    TCF Financial Corp.                                                     11,499
       4,829    U.S. Bancorp                                                           143,083
         326    Zions Bancorporation                                                    21,679
                                                                               ---------------
                                                                                       499,871
                                                                               ---------------
                RESTAURANTS (1.0%)
         450    Darden Restaurants, Inc.                                                12,267
       3,209    McDonald's Corp.                                                        98,645
         272    Outback Steakhouse, Inc.                                                11,777
       1,010    Starbucks Corp.*                                                        56,823
         412    Wendy's International, Inc.                                             14,696
                                                                               ---------------
                                                                                       194,208
                                                                               ---------------
                SAVINGS BANKS (0.9%)
         239    Astoria Financial Corp.                                                  9,919
         308    Golden West Financial Corp.                                             36,726
         258    Independence Community
                 Bank Corp.                                                             10,960
         702    New York Community
                 Bancorp, Inc.                                                          13,886
         872    Sovereign Bancorp, Inc.                                                 19,053
       2,219    Washington Mutual, Inc.                                                 90,335
                                                                               ---------------
                                                                                       180,879
                                                                               ---------------
                SEMICONDUCTORS (3.7%)
         936    Advanced Micro Devices, Inc.*                                           19,918
       4,232    Agere Systems, Inc. (Class B)*                                           5,756
       1,111    Altera Corp.*                                                           25,198
         957    Analog Devices, Inc.                                                    35,361
         524    Broadcom Corp. (Class A)*                                               17,040
      16,481    Intel Corp.                                                            368,350

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
         205    International Rectifier Corp.*                                 $         8,680
         381    Intersil Corp. (Class A)                                                 6,134
       1,164    LSI Logic Corp.*                                                         6,158
         836    Maxim Integrated Products, Inc.                                         34,243
         528    Microchip Technology Inc.                                               14,879
       1,648    Micron Technology, Inc.*                                                18,260
       1,290    National Semiconductor Corp.                                            19,943
         700    PMC - Sierra, Inc.*                                                      7,728
       4,396    Texas Instruments Inc.                                                 106,295
         909    Xilinx, Inc.                                                            28,379
                                                                               ---------------
                                                                                       722,322
                                                                               ---------------
                SERVICES TO THE HEALTH
                INDUSTRY (0.3%)
         190    Express Scripts, Inc.
                 (Class A)*                                                             13,672
         689    IMS Health Inc.                                                         15,551
         803    Medco Health Solutions Inc.*                                            30,289
         259    Omnicare, Inc.                                                           8,394
                                                                               ---------------
                                                                                        67,906
                                                                               ---------------
                SPECIALTY INSURANCE (0.5%)
         276    Ambac Financial Group, Inc.                                             22,447
         463    Fidelity National Financial, Inc.                                       19,858
         389    MBIA Inc.                                                               23,325
         179    MGIC Investment Corp.                                                   12,172
         245    PMI Group, Inc. (The)                                                   10,089
         224    Radian Group, Inc.                                                      11,480
                                                                               ---------------
                                                                                        99,371
                                                                               ---------------
                SPECIALTY STORES (0.8%)
         185    AutoZone, Inc.*                                                         15,836
         758    Bed Bath & Beyond Inc.*                                                 30,265
         170    CarMax Inc.*                                                             4,735
         400    Michaels Stores, Inc.                                                   10,932
       1,005    Office Depot, Inc.*                                                     16,482
         356    PETsMART, Inc.                                                          12,200
       1,436    Staples, Inc.                                                           45,823
         326    Tiffany & Co.                                                            9,976
         655    Toys 'R' Us, Inc.*                                                      12,668
         229    Williams-Sonoma, Inc.*                                                   8,384
                                                                               ---------------
                                                                                       167,301
                                                                               ---------------
                SPECIALTY
                TELECOMMUNICATIONS (0.3%)
         673    American Tower Corp.
                 (Class A)*                                                    $        12,201
         368    CenturyTel, Inc.                                                        12,115
         743    Citizens Communications Co.                                             10,625
         529    Crown Castle
                 International Corp.*                                                    8,930
         171    NTL, Inc.*                                                              11,898
                                                                               ---------------
                                                                                        55,769
                                                                               ---------------
                STEEL (0.1%)
         402    Nucor Corp.                                                             21,266
                                                                               ---------------
                TELECOMMUNICATION
                EQUIPMENT (2.1%)
         807    Comverse Technology, Inc.*                                              17,165
       3,496    Corning Inc.*                                                           43,980
      11,786    Lucent Technologies Inc.*                                               46,319
       5,973    Motorola, Inc.                                                         115,040
       4,128    QUALCOMM Inc.                                                          171,807
       1,479    Tellabs, Inc.*                                                          12,645
                                                                               ---------------
                                                                                       406,956
                                                                               ---------------
                TOOLS/HARDWARE (0.1%)
         206    Black & Decker Corp.                                                    17,322
         168    Stanley Works (The)                                                      7,856
                                                                               ---------------
                                                                                        25,178
                                                                               ---------------
                TRUCKS/CONSTRUCTION/FARM
                MACHINERY (0.3%)
         136    Cummins Inc.                                                            10,828
         634    Deere & Co.                                                             45,477
                                                                               ---------------
                                                                                        56,305
                                                                               ---------------
                WHOLESALE DISTRIBUTORS (0.2%)
         500    Genuine Parts Co.                                                       21,705
         200    Grainger (W.W.), Inc.                                                   12,372
                                                                               ---------------
                                                                                        34,077
                                                                               ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                          VALUE
----------------------------------------------------------------------------------------------
                WIRELESS
                TELECOMMUNICATIONS (0.4%)
       2,615    Nextel Communications, Inc.
                 (Class A)*                                                    $        74,423
         165    Telephone & Data Systems, Inc.                                          12,787
                                                                               ---------------
                                                                                        87,210
                                                                               ---------------
TOTAL COMMON STOCKS
 (COST $17,137,808)                                                                 18,035,982
                                                                               ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                         VALUE
----------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENT (7.9%)
                REPURCHASE AGREEMENT
$      1,553    Joint repurchase agreement
                 account 2.06% due 12/01/04
                 (dated 11/30/04; proceeds
                 $1,553,089) (a)
                 (COST $1,553,000)                                             $     1,553,000
                                                                               ---------------
TOTAL INVESTMENTS
 (COST $18,690,808) (b) (c)                                  99.4%                  19,588,982
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                  0.6                      110,263
                                                            -----              ---------------
NET ASSETS                                                  100.0%             $    19,699,245
                                                            =====              ===============

----------
     *     NON-INCOME PRODUCING SECURITY.
    ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $153,000.
    (a)    COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $1,361,875 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
    (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $18,692,155. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,686,174 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,789,347, RESULTING IN NET UNREALIZED APPRECIATION OF $896,827.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2004:

NUMBER OF                              DESCRIPTION, DELIVERY            UNDERLYING FACE       UNREALIZED
CONTRACTS        LONG/SHORT               MONTH AND YEAR                AMOUNT AT VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------
    9               Long          S&P 500 Index E-Mini                     $  528,345         $   11,447
                                  December 2004
    3               Long          S&P 500 Index                               880,575             35,610
                                  December 2004
    5               Long          Nasdaq - 100 Index E-Mini                   157,300              3,939
                                  December 2004
                                                                                              ----------
                                  Total unrealized appreciation                               $   50,996
                                                                                              ==========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2004

                                            PERCENT OF
SECTOR                       VALUE          NET ASSETS
------------------------------------------------------
Finance                  $  4,358,527         22.1%
Electric Technology         2,500,519         12.7
Technology Services         1,741,619          8.8
Health Technology           1,731,992          8.7
Repurchase Agreement        1,553,000          7.9
Consumer Non-Durables       1,381,137          7.0
Retail Trade                1,364,969          6.9
Consumer Services           1,114,570          5.7
Communications                939,787          4.8
Producer Manufacturing        612,766          3.1
Health Services               512,251          2.6
Energy Mineral                313,383          1.6
Consumer Durables             306,571          1.5
Transportation                291,139          1.5
Commercial Services           215,680          1.1
Distribution Services         213,984          1.1
Process Industries            188,468          1.0
Utilities                     113,085          0.6
Industrial Services           100,738          0.5
Non-Energy Minerals            34,799          0.2
                         ------------         ----
                         $ 19,588,984*        99.4%
                         ============         ====

----------
     * DOES NOT INCLUDE OPEN FUTURES CONTRACTS WITH AN UNDERLYING FACE OF $1,566,220 WITH UNREALIZED APPRECIATION OF $50,996.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004

ASSETS:
Investments in securities, at value (cost $18,690,808)              $    19,588,982
Receivable for:
  Dividends                                                                  92,832
  Shares of beneficial interest sold                                         31,642
Prepaid expenses and other assets                                             8,688
Receivable from affiliate                                                    55,354
                                                                    ---------------
    TOTAL ASSETS                                                         19,777,498
                                                                    ---------------
LIABILITIES:
Payable for:
  Distribution fee                                                           11,940
  Variation margin                                                            2,730
Accrued expenses and other payables                                          63,583
                                                                    ---------------
    TOTAL LIABILITIES                                                        78,253
                                                                    ---------------
    NET ASSETS                                                      $    19,699,245
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $    21,487,523
Net unrealized appreciation                                                 949,170
Accumulated undistributed net investment income                             186,982
Accumulated net realized loss                                            (2,924,430)
                                                                    ---------------
    NET ASSETS                                                      $    19,699,245
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $     2,384,122
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   244,588
    NET ASSET VALUE PER SHARE                                       $          9.75
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                 $         10.29
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $    10,798,962
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 1,116,413
    NET ASSET VALUE PER SHARE                                       $          9.67
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $     2,333,884
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   241,968
    NET ASSET VALUE PER SHARE                                       $          9.65
                                                                    ===============
CLASS D SHARES:
Net Assets                                                          $     4,182,277
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                   427,620
    NET ASSET VALUE PER SHARE                                       $          9.78
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2004

NET INVESTMENT INCOME:
INCOME
Dividends                                                           $       300,684
Interest                                                                     19,939
                                                                    ---------------
    TOTAL INCOME                                                            320,623
                                                                    ---------------
EXPENSES
Professional fees                                                           212,390
Distribution fee (Class A shares)                                             5,085
Distribution fee (Class B shares)                                            97,088
Distribution fee (Class C shares)                                            17,679
Shareholder reports and notices                                              61,180
Investment advisory fee                                                      47,272
KLD licensing fee                                                            45,118
Registration fees                                                            34,480
Transfer agent fees and expenses                                             25,981
Custodian fees                                                                6,667
Administration fee                                                            1,285
Other                                                                         6,797
                                                                    ---------------
    TOTAL EXPENSES                                                          561,022
Less: amounts waived/reimbursed                                            (441,170)
                                                                    ---------------
    NET EXPENSES                                                            119,852
                                                                    ---------------
    NET INVESTMENT INCOME                                                   200,771
                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                                 146,013
Futures contracts                                                            83,683
                                                                    ---------------
    NET REALIZED GAIN                                                       229,696
                                                                    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                               1,263,145
Futures contracts                                                            19,154
                                                                    ---------------
    NET APPRECIATION                                                      1,282,299
                                                                    ---------------
    NET GAIN                                                              1,511,995
                                                                    ---------------
NET INCREASE                                                        $     1,712,766
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR       FOR THE YEAR
                                                                                   ENDED             ENDED
                                                                             NOVEMBER 30, 2004  NOVEMBER 30, 2003
                                                                             -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $       200,771    $        86,850
Net realized gain (loss)                                                              229,696           (923,654)
Net change in unrealized depreciation                                               1,282,299          2,375,100
                                                                              ---------------    ---------------

    NET INCREASE                                                                    1,712,766          1,538,296
                                                                              ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                        (19,635)           (11,380)
Class B shares                                                                        (26,629)           (41,845)
Class C shares                                                                         (4,720)            (8,410)
Class D shares                                                                        (31,016)           (70,366)
                                                                              ---------------    ---------------

    TOTAL DIVIDENDS                                                                   (82,000)          (132,001)
                                                                              ---------------    ---------------

Net increase from transactions in shares of beneficial interest                     3,110,855          1,726,063
                                                                              ---------------    ---------------

    NET INCREASE                                                                    4,741,621          3,132,358

NET ASSETS:
Beginning of period                                                                14,957,624         11,825,266
                                                                              ---------------    ---------------

END OF PERIOD
(Including accumulated undistributed net investment income of $186,982
and $71,237, respectively)                                                    $    19,699,245    $    14,957,624
                                                                              ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses corresponds to the total return of the KLD Large Cap Social(SM) Index ("KLD Index"). The Fund was organized as a Massachusetts business trust on April 6, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or April 30, 2006, whichever occurs first. Thereafter, the Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annual basis exceed 0.40% of the daily net assets of the Fund. At November 30, 2004, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.20% to the average net assets of the Fund determined as of the close of each business day. Prior to May 1, 2004, the annual rate was 0.40%.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,130,833 at November 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.93%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $6, $20,787 and $415, respectively and received $14,997 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2004 aggregated $4,713,946 and $1,587,600, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,500.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                    FOR THE YEAR                      FOR THE YEAR
                                                        ENDED                             ENDED
                                                  NOVEMBER 30, 2004                 NOVEMBER 30, 2003
                                           ------------------------------    ------------------------------
                                               SHARES           AMOUNT           SHARES           AMOUNT
                                           -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                              85,410    $     793,258          182,321    $   1,452,634
Reinvestment of dividends                          2,172           19,479            1,546           11,206
Redeemed                                         (79,896)        (744,142)         (44,830)        (331,078)
                                           -------------    -------------    -------------    -------------
Net increase -- Class A                            7,686           68,595          139,037        1,132,762
                                           -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                             289,886        2,658,349          344,034        2,744,983
Reinvestment of dividends                          2,587           23,201            5,149           37,382
Redeemed                                        (144,878)      (1,337,999)        (118,946)        (914,768)
                                           -------------    -------------    -------------    -------------
Net increase -- Class B                          147,595        1,343,551          230,237        1,867,597
                                           -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                             102,711          948,973           66,178          531,198
Reinvestment of dividends                            462            4,129              984            7,124
Redeemed                                         (32,227)        (297,741)         (24,046)        (182,495)
                                           -------------    -------------    -------------    -------------
Net increase -- Class C                           70,946          655,361           43,116          355,827
                                           -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                             194,544        1,805,479          230,463        1,880,364
Reinvestment of dividends                          2,945           26,476            9,298           67,503
Redeemed                                         (85,152)        (788,607)        (495,319)      (3,577,990)
                                           -------------    -------------    -------------    -------------
Net increase (decrease) -- Class D               112,337        1,043,348         (255,558)      (1,630,123)
                                           -------------    -------------    -------------    -------------
Net increase in Fund                             338,564    $   3,110,855          156,832    $   1,726,063
                                           =============    =============    =============    =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                       FOR THE YEAR         FOR THE YEAR
                                           ENDED                ENDED
                                     NOVEMBER 30, 2004    NOVEMBER 30, 2003
                                     -----------------    -----------------
Ordinary income                         $  82,000            $  132,001
                                        =========            ==========

As of November 30, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                     $     186,090
Undistributed long-term gains                                --
                                                  -------------
Net accumulated earnings                                186,090
Capital loss carryforward*                           (2,871,195)
Net unrealized appreciation                             896,827
                                                  -------------
Total accumulated losses                          $  (1,788,278)
                                                  =============

*During the year ended November 30, 2004, the Fund utilized $250,216 of its net capital loss carryforward. As of November 30, 2004, the Fund had a net capital loss carryforward of $2,871,195 of which $1,967,974 will expire on November 30, 2010 and $903,221 will expire on November 30, 2011 to offset future capital gains to the extent provided by regulations.

As of November 30, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $3,026.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY KLD SOCIAL INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                               FOR THE PERIOD
                                                      FOR THE YEAR ENDED NOVEMBER 30,          JULY 13, 2001*
                                                 ----------------------------------------         THROUGH
                                                    2004           2003           2002        NOVEMBER 30, 2001
                                                 ----------     ----------     ----------     -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.88     $     7.73     $     9.39        $    10.00
                                                 ----------     ----------     ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income++                              0.15           0.10           0.09              0.03
  Net realized and unrealized gain (loss)              0.80           1.17          (1.70)            (0.64)
                                                 ----------     ----------     ----------        ----------
Total income (loss) from investment operations         0.95           1.27          (1.61)            (0.61)
                                                 ----------     ----------     ----------        ----------

Less dividends from net investment income             (0.08)         (0.12)         (0.05)                -
                                                 ----------     ----------     ----------        ----------

Net asset value, end of period                   $     9.75     $     8.88     $     7.73        $     9.39
                                                 ==========     ==========     ==========        ==========

TOTAL RETURN+                                         10.81%         16.72%        (17.25)%           (6.10)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                               0.23%          0.20%          0.24%             0.25%(2)
Net investment income                                  1.61%          1.29%          1.01%             0.85%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    2,384     $    2,103     $      756        $      329
Portfolio turnover rate                                  10%            24%            13%                3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            EXPENSE     NET INVESTMENT
                  PERIOD ENDED               RATIO        LOSS RATIO
                -----------------           -------     --------------
                NOVEMBER 30, 2004            2.76%          (0.92)%
                NOVEMBER 30, 2003            2.14%          (0.65)%
                NOVEMBER 30, 2002            2.14%          (0.89)%
                NOVEMBER 30, 2001            2.35%          (1.25)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               FOR THE PERIOD
                                                      FOR THE YEAR ENDED NOVEMBER 30,          JULY 13, 2001*
                                                 ----------------------------------------         THROUGH
                                                    2004           2003           2002        NOVEMBER 30, 2001
                                                 ----------     ----------     ----------     -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.82     $     7.68     $     9.36         $    10.00
                                                 ----------     ----------     ----------         ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income++                              0.08           0.04           0.02               0.00
  Net realized and unrealized gain (loss)              0.80           1.16          (1.69)             (0.64)
                                                 ----------     ----------     ----------         ----------
Total income (loss) from investment operations         0.88           1.20          (1.67)             (0.64)
                                                 ----------     ----------     ----------         ----------

Less dividends from net investment income             (0.03)         (0.06)         (0.01)                 -
                                                 ----------     ----------     ----------         ----------

Net asset value, end of period                   $     9.67     $     8.82     $     7.68         $     9.36
                                                 ==========     ==========     ==========         ==========

TOTAL RETURN+                                          9.97%         15.75%        (17.90)%            (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                               1.00%          1.00%          1.00%              1.00%(2)
Net investment income                                  0.84%          0.49%          0.25%              0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   10,799     $    8,547     $    5,670         $    4,413
Portfolio turnover rate                                  10%            24%            13%                 3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            EXPENSE     NET INVESTMENT
                  PERIOD ENDED               RATIO        LOSS RATIO
                -----------------           -------     --------------
                NOVEMBER 30, 2004            3.53%          (1.69)%
                NOVEMBER 30, 2003            2.94%          (1.45)%
                NOVEMBER 30, 2002            2.90%          (1.65)%
                NOVEMBER 30, 2001            3.10%          (2.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                              FOR THE PERIOD
                                                      FOR THE YEAR ENDED NOVEMBER 30,         JULY 13, 2001*
                                                 ----------------------------------------        THROUGH
                                                    2004           2003           2002       NOVEMBER 30, 2001
                                                 ----------     ----------     ----------    -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.79     $     7.66     $     9.36       $    10.00
                                                 ----------     ----------     ----------       ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income++                              0.09           0.04           0.02             0.00
  Net realized and unrealized gain (loss)              0.80           1.16          (1.69)           (0.64)
                                                 ----------     ----------     ----------       ----------
Total income (loss) from investment operations         0.89           1.20          (1.67)           (0.64)
                                                 ----------     ----------     ----------       ----------

Less dividends from net investment income             (0.03)         (0.07)         (0.03)               -
                                                 ----------     ----------     ----------       ----------

Net asset value, end of period                   $     9.65     $     8.79     $     7.66       $     9.36
                                                 ==========     ==========     ==========       ==========

TOTAL RETURN+                                         10.12%         15.81%        (17.92)%          (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                               0.93%          1.00%          1.00%            1.00%(2)
Net investment income                                  0.91%          0.49%          0.25%            0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    2,334     $    1,503     $      980       $      544
Portfolio turnover rate                                  10%            24%            13%               3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            EXPENSE     NET INVESTMENT
                  PERIOD ENDED               RATIO        LOSS RATIO
                -----------------           -------     --------------
                NOVEMBER 30, 2004            3.46%          (1.62)%
                NOVEMBER 30, 2003            2.94%          (1.45)%
                NOVEMBER 30, 2002            2.90%          (1.65)%
                NOVEMBER 30, 2001            3.10%          (2.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                              FOR THE PERIOD
                                                      FOR THE YEAR ENDED NOVEMBER 30,         JULY 13, 2001*
                                                 ----------------------------------------        THROUGH
                                                    2004           2003           2002       NOVEMBER 30, 2001
                                                 ----------     ----------     ----------    -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.90     $     7.74     $     9.40       $    10.00
                                                 ----------     ----------     ----------       ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income++                              0.17           0.12           0.11             0.04
  Net realized and unrealized gain (loss)              0.80           1.17          (1.71)           (0.64)
                                                 ----------     ----------     ----------       ----------
Total income (loss) from investment operations         0.97           1.29          (1.60)           (0.60)
                                                 ----------     ----------     ----------       ----------

Less dividends from net investment income             (0.09)         (0.13)         (0.06)               -
                                                 ----------     ----------     ----------       ----------

Net asset value, end of period                   $     9.78     $     8.90     $     7.74       $     9.40
                                                 ==========     ==========     ==========       ==========

TOTAL RETURN+                                         11.04%         17.05%        (17.17)%          (6.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                               0.00%          0.00%          0.00%            0.00%(2)
Net investment income                                  1.84%          1.49%          1.25%            1.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    4,182     $    2,805     $    4,419       $   13,634
Portfolio turnover rate                                  10%            24%            13%               3%(1)

----------
 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            EXPENSE     NET INVESTMENT
                  PERIOD ENDED               RATIO        LOSS RATIO
                -----------------           -------     --------------
                NOVEMBER 30, 2004            2.53%          (0.69)%
                NOVEMBER 30, 2003            1.94%          (0.45)%
                NOVEMBER 30, 2002            1.90%          (0.65)%
                NOVEMBER 30, 2001            2.10%          (1.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of Morgan Stanley KLD Social Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley KLD Social Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley KLD Social Index Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 14, 2005

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

     During the fiscal year ended November 30, 2004, 100% of the income dividends paid qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's income dividends paid during the fiscal year ended November 30, 2004 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY KLD SOCIAL INDEX FUND
TRUSTEE AND OFFICER INFORMATION


INDEPENDENT TRUSTEES:

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                      IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN          OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*      DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
---------------------------  -----------  ------------  -----------------------------  -------------  -----------------------------
Michael Bozic (63)           Trustee      Since         Private Investor; Director or  208            Director of Weirton Steel
c/o Kramer Levin Naftalis                 April 1994    Trustee of the Retail Funds                   Corporation.
& Frankel LLP                                           (since April 1994) and the
Counsel to the Independent                              Institutional Funds (since
Trustees                                                July 2003); formerly Vice
919 Third Avenue                                        Chairman of Kmart Corporation
New York, NY 10022-3902                                 (December 1998-October 2000),
                                                        Chairman and Chief
                                                        Executive Officer of Levitz
                                                        Furniture Corporation
                                                        (November 1995-November 1998)
                                                        and President and Chief
                                                        Executive Officer of Hills
                                                        Department Stores (May 1991-
                                                        July 1995); formerly
                                                        variously Chairman, Chief
                                                        Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (72)           Trustee      Since         Managing Director of Summit    208            Director of Franklin Covey
c/o Summit Ventures LLC                   January 1993  Ventures LLC; Director or                     (time management systems),
1 Utah Center                                           Trustee of the Retail Funds                   BMW Bank of North America,
201 S. Main Street                                      (since January 1993) and the                  Inc. (industrial loan
Salt Lake City,                                         Institutional Funds (since                    corporation), United Space
UT 84111-2215                                           July 2003); member of the                     Alliance (joint venture
                                                        Utah Regional Advisory Board                  between Lockheed Martin and
                                                        of Pacific Corp.; formerly                    the Boeing Company) and
                                                        United States Senator                         Nuskin Asia Pacific
                                                        (R-Utah) (1974-1992) and                      (multilevel marketing);
                                                        Chairman, Senate Banking                      member of the board of
                                                        Committee (1980-1986), Mayor                  various civic and charitable
                                                        of Salt Lake City, Utah                       organizations.
                                                        (1971-1974), Astronaut, Space
                                                        Shuttle Discovery (April
                                                        12-19, 1985), and Vice
                                                        Chairman, Huntsman
                                                        Corporation (chemical
                                                        company).

Wayne E. Hedien (70)         Trustee      Since         Retired; Director or Trustee   208            Director of The PMI Group
c/o Kramer Levin Naftalis &               September     of the Retail Funds (since                    Inc. (private mortgage
Frankel LLP                               1997          September 1997) and the                       insurance); Trustee and Vice
Counsel to the Independent                              Institutional Funds (since                    Chairman of The Field Museum
Trustees                                                July 2003); formerly                          of Natural History; director
919 Third Avenue                                        associated with the Allstate                  of various other business and
New York, NY 10022-3902                                 Companies (1966-1994), most                   charitable organizations.
                                                        recently as Chairman of The
                                                        Allstate Corporation (March
                                                        1993-December 1994) and
                                                        Chairman and Chief Executive
                                                        Officer of its wholly-owned
                                                        subsidiary, Allstate
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                      IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN          OTHER DIRECTORSHIPS
  INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*      DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
---------------------------  -----------  ------------  -----------------------------  -------------  -----------------------------
Dr. Manuel H. Johnson (55)   Trustee      Since         Senior Partner, Johnson Smick  208            Director of NVR, Inc. (home
c/o Johnson Smick                         July 1991     International, Inc., a                        construction);
International, Inc.                                     consulting firm; Chairman of                  Director of KFX Energy;
2099 Pennsylvania                                       the Audit Committee and                       Director of RBS Greenwich
Avenue, N.W.                                            Director or Trustee of the                    Capital Holdings (financial
Suite 950                                               Retail Funds (since July 1991)                holding company).
Washington, D.C. 20006                                  and the Institutional Funds
                                                        (since July 2003); Co-Chairman
                                                        and a founder of the Group of
                                                        Seven Council (G7C), an
                                                        international economic
                                                        commission; formerly Vice
                                                        Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (62)        Trustee      Since         President, Kearns & Associates 209            Director of Electro Rent
PMB754                                    July 2003     LLC (investment consulting);                  Corporation (equipment
23852 Pacific Coast Highway                             Deputy Chairman of the Audit                  leasing), The Ford Family
Malibu, CA 90265                                        Committee and Director or                     Foundation, and the UCLA
                                                        Trustee of the Retail Funds                   Foundation.
                                                        (since July 2003) and the
                                                        Institutional Funds (since
                                                        August 1994); previously
                                                        Chairman of the Audit
                                                        Committee of the
                                                        Institutional Funds
                                                        (October 2001-July 2003);
                                                        formerly CFO of the
                                                        J.Paul Getty Trust.

Michael E. Nugent (68)       Trustee      Since         General Partner of Triumph     208            Director of various business
c/o Triumph Capital, L.P.                 July 1991     Capital, L.P., a private                      organizations.
445 Park Avenue                                         investment partnership;
New York, NY 10022                                      Chairman of the Insurance
                                                        Committee and Director or
                                                        Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (72)             Trustee      Since         Chairman of Lumelite Plastics  209            Trustee and Director of
c/o Lumelite Plastics                     July 2003     Corporation; Chairman of the                  certain investment companies
Corporation                                             Governance Committee and                      in the JPMorgan Funds complex
85 Charles Colman Blvd.                                 Director or Trustee of the                    managed by J.P. Morgan
Pawling, NY 12564                                       Retail Funds (since July 2003)                Investment Management Inc.
                                                        and the Institutional Funds
                                                        (since June 1992).

INTERESTED TRUSTEES:

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                            TERM OF                                      IN FUND
                             POSITION(S)   OFFICE AND                                    COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN          OTHER DIRECTORSHIPS
  INTERESTED TRUSTEE         REGISTRANT   TIME SERVED*      DURING PAST 5 YEARS**      BY TRUSTEE***         HELD BY TRUSTEE
---------------------------  -----------  ------------  -----------------------------  -------------  -----------------------------
Charles A. Fiumefreddo (71)  Chairman of  Since         Chairman and Director or       208            None
c/o Morgan Stanley Trust     the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center, and Trustee                (since July 1991) and the
Plaza Two,                                              Institutional Funds (since
Jersey City, NJ 07311                                   July 2003); formerly Chief
                                                        Executive Officer of the
                                                        Retail Funds (until
                                                        September 2002).

James F. Higgins (56)        Trustee      Since         Director or Trustee of the     208            Director of AXA Financial,
c/o Morgan Stanley Trust                  June 2000     Retail Funds (since June 2000)                Inc. and The Equitable Life
Harborside Financial Center,                            and the Institutional Funds                   Assurance Society of the
Plaza Two,                                              (since July 2003); Senior                     United States (financial
Jersey City, NJ 07311                                   Advisor of Morgan Stanley                     services).
                                                        (since August 2000); Director
                                                        of the Distributor and Dean
                                                        Witter Realty Inc.;
                                                        previously President and
                                                        Chief Operating Officer of
                                                        the Private Client Group of
                                                        Morgan Stanley (May 1999-
                                                        August 2000), and President
                                                        and Chief Operating Officer
                                                        of Individual Securities of
                                                        Morgan Stanley (February
                                                        1997-May 1999).

----------------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                      TERM OF
                                    POSITION(S)     OFFICE AND
   NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
      EXECUTIVE OFFICER             REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------   --------------   --------------   --------------------------------------------------------------
Mitchell M. Merin (51)            President        Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                         Investment Management Inc.; President, Director and Chief
New York, NY 10020                                                  Executive Officer of the Investment Adviser and Morgan Stanley
                                                                    Services; Chairman and Director of the Distributor; Chairman
                                                                    and Director of the Transfer Agent; Director of various Morgan
                                                                    Stanley subsidiaries; President of the Institutional Funds
                                                                    (since July 2003) and President of the Retail Funds (since
                                                                    May 1999); Trustee (since July 2003) and President (since
                                                                    December 2002) of the Van Kampen Closed-End Funds; Trustee
                                                                    (since May 1999) and President (since October 2002) of the Van
                                                                    Kampen Open-End Funds.

Ronald E. Robison (65)            Executive Vice   Since April      Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas       President and    2003             November 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020                Principal                         Incorporated, Managing Director of Morgan Stanley; Managing
                                  Executive                         Director, Chief Administrative Officer and Director of the
                                  Officer                           Investment Adviser and Morgan Stanley Services; Chief
                                                                    Executive Officer and Director of the Transfer Agent; Managing
                                                                    Director and Director of the Distributor; Executive Vice
                                                                    President and Principal Executive Officer of the Institutional
                                                                    Funds (since July 2003) and the Retail Funds (since April
                                                                    2003); Director of Morgan Stanley SICAV (since May 2004);
                                                                    previously President and Director of the Retail Funds
                                                                    (March 2001-July 2003) and Chief Global Operations Officer and
                                                                    Managing Director of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (61)          Vice President   Since July       Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995             Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                  Inc., Director of the Transfer Agent, Chief Investment Officer
                                                                    of the Van Kampen Funds; Vice President of the Institutional
                                                                    Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (49)                   Vice President   Since February   General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                        1997             December 2000) of Morgan Stanley Investment Management;
New York, NY 10020                                                  Managing Director (since December 2000), Secretary (since
                                                                    February 1997) and Director (since July 1998) of the Investment
                                                                    Manager and Morgan Stanley Services; Vice President of the
                                                                    Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice
                                                                    President of the Institutional Funds (since July 2003);
                                                                    Managing Director, Secretary and Director of the Distributor;
                                                                    previously Secretary (February 1997-July 2003) and General
                                                                    Counsel (February 1997-April 2004) of the Retail Funds; Vice
                                                                    President and Assistant General Counsel of the Investment
                                                                    Manager and Morgan Stanley Services
                                                                    (February 1997-December 2001).

Amy R. Doberman (42)              Vice President   Since July       Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                        2004             Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                  Management Inc. and the Investment Adviser, Vice President of
                                                                    the Institutional and Retail Funds (since July 2004);
                                                                    previously, Managing Director and General Counsel - Americas,
                                                                    UBS Global Asset Management (July 2000 - July 2004) and General
                                                                    Counsel, Aeltus Investment Management, Inc. (January 1997 -
                                                                    July 2000).

Carsten Otto (41)                 Chief            Since October    Executive Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas       Compliance       2004             Stanley Investment Management (since October 2004); Executive
New York, NY 10020                Officer                           Director of the Investment Adviser and Morgan Stanley
                                                                    Investment Management Inc.; formerly Assistant Secretary and
                                                                    Assistant General Counsel of the Morgan Stanley Retail Funds.

                                                      TERM OF
                                    POSITION(S)     OFFICE AND
   NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
      EXECUTIVE OFFICER             REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-------------------------------   --------------   --------------   --------------------------------------------------------------
Stefanie V. Chang (38)            Vice President   Since July       Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                        2003             Stanley Investment Management Inc., and the Investment
New York, NY 10020                                                  Adviser; Vice President of the Institutional Funds
                                                                    (since December 1997) and the Retail Funds (since July 2003);
                                                                    formerly practiced law with the New York law firm of Rogers &
                                                                    Wells (now Clifford Chance US LLP).

Francis J. Smith (39)             Treasurer and    Treasurer        Executive Director of the Investment Adviser and Morgan
c/o Morgan Stanley Trust          Chief            since July       Stanley Services (since December 2001); previously, Vice
Harborside Financial Center,      Financial        2003 and Chief   President of the Retail Funds (September 2002-July 2003), and
Plaza Two,                        Officer          Financial        Vice President of the Investment Adviser and Morgan Stanley
Jersey City, NJ 07311                              Officer since    Services (August 2000-November 2001) and Senior Manager at
                                                   September 2002   PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (58)             Vice President   Since July       Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                           2003             Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                        Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                          Funds (April 1989 - July 2003); formerly First Vice President
Jersey City, NJ 07311                                               of the Investment Adviser, the Distributor and Morgan Stanley
                                                                    Services.

Mary E. Mullin (37)               Secretary        Since July       Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas                        2003             Stanley Investment Management Inc. and the Investment Adviser;
New York, NY 10020                                                  Secretary of the Institutional Funds (since June 1999) and the
                                                                    Retail Funds (since July 2003); formerly practiced law with the
                                                                    New York law firms of McDermott, Will & Emery and Skadden,
                                                                    Arps, Slate, Meagher & Flom LLP.

----------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

39908RPT-RA05-00031P-Y11/04

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      KLD SOCIAL
                                                                      INDEX FUND

                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)  Not applicable.

      (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund 's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

         2004

                                        REGISTRANT       COVERED ENTITIES(1)
           AUDIT FEES                   $    25,660                      N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES      $       452(2)   $         3,746,495(2)
                TAX FEES                $     4,889(3)   $            79,800(4)
                ALL OTHER FEES          $         -      $                 -
           TOTAL NON-AUDIT FEES         $     5,341      $         3,826,295

           TOTAL                        $    31,001      $         3,826,295

           2003

                                        REGISTRANT       COVERED ENTITIES(1)
           AUDIT FEES                   $    24,150                      N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES      $       684(2)   $         2,888,861(2)
                TAX FEES                $     5,099(3)   $           692,753(4)
                ALL OTHER FEES          $         -      $                 -(5)
           TOTAL NON-AUDIT FEES         $     5,783      $         3,581,614

           TOTAL                        $    29,933      $         3,581,614

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,1

  1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

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       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b)  Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005